Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 151,901	$ 256,130
Accounts receivable	154,814	199,900
Receivable from affiliate	0	88
Prepaid expenses, deposits and other	5,488	3,339
Derivative instruments	186,960	133,034
Total current assets	499,163	592,491
Gas collateral account	4,077	3,995
Property, plant and equipment, net	3,243,131	2,461,331
Deferred financing costs, net	30,244	25,103
Goodwill	39,142	334,050
Intangible assets, net	46,159	47,791
Other non-current assets	2,670	0
Derivative instruments	105,945	63,188
Total assets	3,970,531	3,527,949
Current liabilities:
Current portion of long-term debt	0	680
Accounts payable	83,553	152,329
Royalties payable	40,572	37,172
Accrued capital expenditures	79,747	108,290
Leasehold payable	17,338	30,702
Deferred tax liabilities	0	54,688
Other accrued liabilities	79,132	52,814
Total current liabilities	300,342	436,675
Long-term liabilities:
Long-term debt	1,457,222	900,000
Leasehold payable	6,289	4,279
Deferred tax liabilities	271,988	209,218
Derivative instruments	16,344	0
Other long-term liabilities	13,878	12,609
Total liabilities	2,066,063	1,562,781
Stockholders’ equity:
Common stock, $0.01 par value; authorized - 650,000,000 shares; issued and outstanding 136,387,194 shares and 136,280,766 shares, respectively	1,364	1,363
Preferred stock, $0.01 par value; authorized - 50,000,000 shares; none issued	0	0
Additional paid in capital	1,416,523	1,368,001
Accumulated earnings	(137,990)	153,346
Stockholders’ equity before noncontrolling interest	1,279,897	1,522,710
Noncontrolling interests in consolidated subsidiaries	624,571	442,458
Total liabilities and stockholders’ equity	$ 3,970,531	$ 3,527,949